FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - foreign exchange rate exposure (Details) R$ in Thousands	6 Months Ended
	Jun. 30, 2021 BRL (R$) item	Dec. 31, 2020 item
Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$) | item	4.9450
Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$) | item	6.1813
Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$) | item	7.4175
Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$) | item	3.7088
Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$) | item	2.4725
Currency Risk
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$) | item	5.0022
Currency Risk | Cash and cash equivalents | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	R$ 8,412,710
Currency Risk | Cash and cash equivalents | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	2,103,178
Currency Risk | Cash and cash equivalents | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	4,206,355
Currency Risk | Trade accounts receivable | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	2,883,330
Currency Risk | Trade accounts receivable | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	720,833
Currency Risk | Trade accounts receivable | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	1,441,665
Currency Risk | Trade accounts payable | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(516,152)
Currency Risk | Trade accounts payable | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	129,038
Currency Risk | Trade accounts payable | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	258,076
Currency Risk | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(55,187,953)
Currency Risk | Loans and financing | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	13,796,988
Currency Risk | Loans and financing | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	27,593,977
Currency Risk | Liabilities for asset acquisition and associates | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(308,766)
Currency Risk | Liabilities for asset acquisition and associates | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	77,192
Currency Risk | Liabilities for asset acquisition and associates | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	R$ 154,383
Currency Risk | Mark to Market Derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$) | item	5.0022	5.1967
Percentage increase (decrease) in foreign exchange rate	(3.74%)
Maximum percentage exposure in U.S. Dollars	75.00%
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	R$ 22,519
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(99,451)
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(198,903)
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	99,451
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	198,903
Currency Risk | Derivative options | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	837,444
Currency Risk | Derivative options | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(2,825,652)
Currency Risk | Derivative options | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(7,098,368)
Currency Risk | Derivative options | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	4,150,388
Currency Risk | Derivative options | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	8,806,643
Currency Risk | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(5,305,415)
Currency Risk | Derivative swaps | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(4,101,386)
Currency Risk | Derivative swaps | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(8,202,776)
Currency Risk | Derivative swaps | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	4,101,394
Currency Risk | Derivative swaps | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	R$ 8,202,784